Cost of Sales and Expenses by their Nature (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Sales and Expenses by their Nature [Abstract]
Schedule of Cost of Sales and Administration Expenses

At the years ended at December 31, 2024, 2023 and 2022, the cost of sales and administration expenses consist of the following:

	2024	2023	2022

Raw materials and consumables	$17,036,782	$20,377,456	$27,080,462
Electrical energy	2,163,690	2,326,649	2,586,918
Ferroalloys	1,500,999	1,883,923	2,232,759
Refractories	650,713	859,034	767,691
Oxygen	406,973	348,200	297,302
Electrodes	249,551	402,513	542,117
Gas and fuels	579,897	793,649	1,541,817
Labor	1,663,870	1,822,827	2,272,304
Operation materials	985,511	1,038,873	1,366,947
Depreciation and amortization	1,066,382	1,035,244	1,116,872
Maintenance	1,602,511	1,867,656	1,250,897
Other expenses	728,383	661,140	1,084,475
	$28,635,262	$33,417,164	$42,140,561

	2024	2023	2022

Cost of sales	$26,032,751	$31,100,106	$39,683,861
Administrative expenses	2,602,511	2,317,058	2,456,700
	$28,635,262	$33,417,164	$42,140,561